Intangible Assets, Net (Schedule of estimated amortization expense) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 3,827
2025	3,652
2026	2,805
2027	2,795
2028	$ 2,378